EQUITY INCENTIVE PLANS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) Share year $ / shares	Dec. 31, 2023 CAD ($) Share $ / shares
Equity Incentive Plans [Abstract]
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted	The maximum stock option term is 10 years.
Maximum stock options authorized | Share	1,839,791
Stock options recognized in statement of loss and comprehensive loss | $	$ 1,360,587	$ 348,456
Stock options capitalized in exploration and evaluation assets | $	$ 57,154	$ 391,057
Average fair value of share price | $ / shares	$ 1.71	$ 2.31
Number of share options exercisable | Share	4,824,331
Weighted average exercise price of share options exercisable | $ / shares	$ 1.71
Weighted average remaining contractual life of exercisable share options (years) | year	1.83
Number of share options granted | Share	4,837,000	315,000
Maximum RSUs authorized | Share	5,039,820
Expense recognized for RSUs | $	$ 751,312	$ 383,852
RSU expense capitalized in exploration and evaluation assets | $	$ 104,188	254,475
Maximum DSUs authorised | Share	2,938,144
Expenses recognized for DSUs | $	$ 341,241	$ 351,120